Intangible assets - Goodwill reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Changes in goodwill:
Carrying value at beginning of period	[1]	$ 890	$ 907
Exchange differences		6	(17)
Carrying value at end of period		896	890	[1]
Accumulated impairment
Changes in goodwill:
Carrying value at beginning of period		0
Carrying value at end of period		$ 0	$ 0

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published